Investments Accounted for Using the Equity Method - Share of Comprehensive Income of Affiliates and Joint Ventures (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of investments accounted for using equity method [line items]
Profit for the year	¥ (162,080)	¥ 982	¥ 110,817
Other comprehensive income	63,427	11,902	62,653
Comprehensive income for the year	(98,653)	12,884	173,470
Affiliates [member]
Disclosure of investments accounted for using equity method [line items]
Profit for the year	(17,014)	15,838	26,490
Other comprehensive income	24,471	18,305	31,797
Comprehensive income for the year	7,457	34,143	58,287
Joint ventures [member]
Disclosure of investments accounted for using equity method [line items]
Profit for the year	(145,066)	(14,856)	84,327
Other comprehensive income	38,956	(6,403)	30,856
Comprehensive income for the year	¥ (106,110)	¥ (21,259)	¥ 115,183